PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Mar. 31, 2020
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

					Assets
			Machinery		under	Assets
	Buildings		and		finance	under
(amounts in millions)	and land	Simulators	equipment	Aircraft	lease	construction	Total
Net book value as at March 31, 2018	$226.7	$1,185.9	$50.3	$55.4	$121.2	$164.4	$1,803.9
Additions	27.3	10.3	16.9	2.5	—	194.8	251.8
Additions – business combinations (Note 3)	0.2	70.4	0.5	0.3	103.4	0.4	175.2
Additions – monetization of royalties (Note 4)	—	46.0	—	—	—	—	46.0
Disposals	—	(1.3)	—	(0.2)	—	—	(1.5)
Depreciation	(16.8)	(83.1)	(17.3)	(4.5)	(15.9)	—	(137.6)
Impairment	—	(4.9)	—	—	—	—	(4.9)
Transfers and others	4.4	232.3	1.2	—	(6.2)	(212.8)	18.9
Foreign currency exchange differences	(0.1)	(5.3)	(0.1)	1.3	3.5	(1.8)	(2.5)
Net book value as at March 31, 2019	$241.7	$1,450.3	$51.5	$54.8	$206.0	$145.0	$2,149.3
Impact of adopting IFRS 16 (Note 2)	—	—	—	—	(206.0)	—	(206.0)
Net book value as at April 1, 2019	$241.7	$1,450.3	$51.5	$54.8	$—	$145.0	$1,943.3
Additions	31.0	27.3	13.9	11.3	—	207.1	290.6
Additions – business combinations (Note 3)	0.1	—	0.1	0.6	—	—	0.8
Disposals	(0.1)	(0.5)	—	(0.1)	—	—	(0.7)
Depreciation	(17.7)	(105.0)	(17.9)	(5.0)	—	—	(145.6)
Impairment	—	(1.8)	—	—	—	—	(1.8)
Transfers and others	2.2	155.0	2.8	4.6	—	(151.6)	13.0
Foreign currency exchange differences	5.6	44.0	1.0	3.1	—	0.7	54.4
Net book value as at March 31, 2020	$262.8	$1,569.3	$51.4	$69.3	$—	$201.2	$2,154.0

					Assets
			Machinery		under	Assets
	Buildings		and		finance	under
(amounts in millions)	and land	Simulators	equipment	Aircraft	lease	construction	Total
Cost	$455.4	$2,005.0	$221.1	$67.0	$345.7	$145.0	$3,239.2
Accumulated depreciation and impairment	(213.7)	(554.7)	(169.6)	(12.2)	(139.7)	—	(1,089.9)
Net book value as at March 31, 2019	$241.7	$1,450.3	$51.5	$54.8	$206.0	$145.0	$2,149.3
Impact of adopting IFRS 16 (Note 2)	—	—	—	—	(206.0)	—	(206.0)
Net book value as at April 1, 2019	$241.7	$1,450.3	$51.5	$54.8	$—	$145.0	$1,943.3
Cost	$490.0	$2,191.1	$203.1	$82.2	$—	$201.2	$3,167.6
Accumulated depreciation and impairment	(227.2)	(621.8)	(151.7)	(12.9)	—	—	(1,013.6)
Net book value as at March 31, 2020	$262.8	$1,569.3	$51.4	$69.3	$—	$201.2	$2,154.0

During the year ended March 31, 2020, depreciation of $142.8 million (2019 – $134.9 million) has been recorded in cost of sales, $0.8 million (2019 – $0.7 million) in research and development expenses and $2.0 million (2019 – $2.0 million) in selling, general and administrative expenses.